Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets and liabilities [Abstract]
Net operating loss carryforwards	$ 2,185,532	$ 1,347,532
Deferred tax assets not recognized	(2,185,532)	(1,347,532)
Net deferred tax asset